Impairment of long-lived assets (Details 2) $ in Thousands	Dec. 31, 2023 USD ($)
Tres Marias System [Member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 128,136
Percentage assigned change	3.97%
Value of assumption	$ 2,689
Appreciation of BRL percentage	3.75%
Appreciation of BRL price	4.66
Tres Marias System [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	43.21%
Tres Marias System [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	11.49%
Juiz De Fora [Member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 42,469
Percentage assigned change	4.42%
Value of assumption	$ 2,676
Appreciation of BRL percentage	3.34%
Appreciation of BRL price	4.68
Juiz De Fora [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	17.58%
Juiz De Fora [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	9.43%
Cajamarquilla [member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 335,380
Percentage assigned change	11.40%
Value of assumption	$ 2,481
Cajamarquilla [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	48.90%
Cajamarquilla [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	10.76%
Cerro Lindo [member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 101,871
Percentage assigned change	13.43%
Value of assumption	$ 2,424
Cerro Lindo [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	81.70%
Cerro Lindo [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	13.12%